UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2003
                                                ------------------------

Check here if Amendment [X]; Amendment Number: 1
                                              ----
   This Amendment (Check only one.): [X]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Ulysses Partners, L.P.
Address:             280 Park Avenue, 21st Floor, West Tower
                     New York, New York 10017

Form 13F File Number:  028-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joshua Nash, Member of Joshua Nash LLC
Title:               General Partner of Ulysses Partners, L.P.
Phone:               212-455-6200

Signature, Place, and Date of Signing:

   Joshua Nash            New York, New York            02/18/04
----------------------    -------------------     ----------------------------
    [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 -0-
                                          --------------------

Form 13F Information Table Entry Total:            88
                                          --------------------

Form 13F Information Table Value Total:    $  697,343         (in thousands)
                                          ---------------------



List of Other Included managers:

           NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2003


                                                                                                                      ITEM 5:
                                              ITEM 2:                  ITEM 3:              ITEM 4:                 Shares or
    ITEM 1:                                  Title of                  Cusip                  Fair                   Principal
 Name of Issuer                               Class                    Number             Market Value                Amount
------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES                                ORD                  G04074103               744,040                35,600 CALLS
ACCENTURE LTD.                                   CL A                 G1150G111            18,642,456               708,300 SHS
EVEREST RE GROUP LTD.                            COM                  G3223R108            23,146,560               273,600 SHS
GLOBALSANTAFE CORP                               SHS                  G3930E101             7,066,618               284,600 CALLS
AVX CORP NEW                                     COM                  002444107             1,185,006                71,300 CALLS
ABITIBI CONSOLIDATED INC.                        COM                  003924107             3,383,492               417,200 SHS
ACTIVCARD CORP.                                  COM                  00506J107               843,160               107,000 SHS
ALCOA INC                                        COM                  013817101             6,756,400               177,800 CALLS
AMAZON COM INC                                   COM                  023135106             7,482,564               142,200 CALLS
ARRIS GROUP                                      COM                  04269Q100             2,050,368               283,200 SHS
AVANEX CORP.                                     COM                  05348W109               706,584               141,600 SHS
BJ SERVICES                                      COM                  055482103             3,834,120               106,800 SHS
BAKER HUGHES                                     COM                  057224107             9,725,184               302,400 CALLS
BARRICK GOLD                                     COM                  067901108             6,029,505               265,500 CALLS
BOISE CASCADE                                    COM                  097383103             4,689,122               142,700 SHS
BRISTOL MYERS SQUIBB CO                          COM                  110122108             6,103,240               213,400 CALLS
BURLINGTON RES INC                               COM                  122014103            20,784,114               375,300 CALLS
CSX CORP                                         COM                  126408103             7,029,864               195,600 SHS
CISCO SYS INC                                    COM                  17275R102             7,770,561               320,700 CALLS
COLGATE-PALMOLIVE                                COM                  194162103             5,340,335               106,700 SHS
COMCAST CORP NEW                                 CL A                 20030N101             5,830,062               177,800 CALLS
COMMSCOPE INC                                    COM                  203372107             7,330,537               448,900 SHS
CONSOL ENERGY INC.                               COM                  20854P109             2,763,530               106,700 SHS
COOPER CAMERON CORP.                             COM                  216640102             4,972,220               106,700 SHS
COSTCO WHOLESALE COR                             COM                  22160K105             3,305,302                88,900 SHS
CREDENCE SYS                                     COM                  225302108             1,169,924                88,900 CALLS
DADE BEHRING INC.                                COM                  23342J206             6,304,536               176,400 SHS
COX COMMUNICATIONS                               CL A                 224044107            14,710,150               427,000 SHS
DEERE & CO.                                      COM                  244199105             4,573,015                70,300 SHS
DELL COMPUTER CORP.                              COM                  24702R101             4,848,946               142,700 SHS
DELL COMPUTER CORP.                              COM                  24702R101             4,845,548               142,600 PUTS
DELTA AND PINE LAND CO.                          COM                  247357106             2,440,940                96,100 SHS
DIAGEO PLC                                       SPON ADR NEW         25243Q205             4,699,254                88,900 SHS
DIAMOND OFFSHORE DRILLING                        COM                  25271C102             1,460,312                71,200 SHS
DIAMONDS TR                                      UNIT SER 1           252787106           167,343,371             1,600,300 PUTS
DIEBOLD INC                                      COM                  253651103             8,640,748               160,400 SHS
DOW CHEMICAL                                     COM                  260543103             8,871,038               213,400 CALLS
FEDERAL HOME LOAN MTG                            COM                  313400301            10,340,136               177,300 PUTS
GEMSTAR-TV GUIDE                                 COM                  36866W106             1,328,111               261,800 SHS
GOODRICH CORP                                    COM                  382388106             3,648,901               122,900 SHS
GRAFTECH   INTL.                                 COM                  384313102             1,659,150               122,900 SHS
HEWLETT PACKARD                                  COM                  428236103             5,717,233               248,900 CALLS
HONEYWELL INTL INC                               COM                  438516106             4,757,089               142,300 CALLS
IDT CORP                                         CL B                 448947309             4,524,228               195,600 SHS
IKON OFFICE SOLUTIONS                            COM                  451713101             2,214,262               186,700 SHS
INSPIRE PHARMACEUTICALS                          COM                  457733103             2,980,698               210,650 SHS
INTL BUSINESS MACHIN                             COM                  459200101             9,888,956               106,700 SHS
JOHNSON & JOHNSON                                COM                  478160104             7,351,218               142,300 CALLS
JOY GLOBAL INC.                                  COM                  481165108               677,285                25,900 SHS
KFX INC.                                         COM                  48245L107             1,611,925               213,500 SHS
LAMAR ADVERTISING CO.                            CL A                 512815101             6,650,424               178,200 SHS
LIBERTY MEDIA CORP.                              COM SER A            530718105             4,443,293               373,700 SHS
MASSEY ENERGY CO.                                COM                  576206106             4,811,040               231,300 SHS
MELLON FINANCIAL                                 COM                  58551A108             6,852,274               213,400 SHS
MICROSOFT CORP                                   COM                  594918104            10,709,881               391,300 CALLS
MICRON TECHNOLOGY INC                            COM                  595112103             3,830,868               284,400 CALLS
MURPHY OIL CORP.                                 COM                  626717102             6,720,399               102,900 SHS
NASDAQ 100 TR                                    UNIT SER 1           631100104            71,315,760             1,956,000 PUTS
NATIONWIDE FINCL SERVICES                        CL A                 638612101             2,340,648                70,800 SHS

NET2PHONE INC.                                   COM                  64108N106             1,015,240               149,300 SHS
NOKIA CORP.                                      SPONSORED ADR        654902204             6,029,900               354,700 SHS
NORFOLK SOUTHERN                                 COM                  655844108             5,888,850               249,000 SHS
OIL SERVICE HOLDERS                              DEPOSTRY RCPT        678002106             4,408,200                71,100 SHS
ORACLE CORP                                      COM                  68389X105             9,409,176               711,200 CALLS
PARAMETRIC TECHNOLOGY                            COM                  699173100               983,818               249,700 SHS
PHARMA HOLDERS                                   DEPOSITRY RCPT       71712A206             7,067,550                88,900 SHS
ROWAN COMPANIES INC.                             COM                  779382100             1,647,387                71,100 SHS
RYERSON TULL INC NEW                             COM                  78375P107               812,950                71,000 SHS
SBC COMMUNICATIONS                               COM                  78387G103             7,051,935               270,500 SHS
ST JUDE MED INC                                  COM                  790849103            12,000,060               195,600 CALLS
SCHERING PLOUGH CORP.                            COM                  806605101             1,857,252               106,800 SHS
SCHLUMBERGER LTD                                 COM                  806857108             2,889,216                52,800 SHS
SEEBEYOND TECH CORP                              COM                  815704101               610,038               142,200 SHS
SUN MICROSYSTEMS                                 COM                  866810104               795,213               177,900 SHS
SYMBOL TECHNOLOGIES INC.                         COM                  871508107             4,141,428               245,200 SHS
TEXAS INSTR                                      COM                  882508104             4,180,774               142,300 CALLS
THREE COM CORP                                   COM                  885535104             2,313,744               283,200 SHS
TIME WARNER                                      COM                  887317105            12,796,287               711,300 CALLS
TYCO INTL LTD NEW                                COM                  902124106             1,415,100                53,400 CALLS
USX US STEEL GROUP                               COM                  912909108             7,466,264               213,200 SHS
US AIRWAYS GROUP                                 CL A                 911905503               884,964               142,300 SHS
UNITEDGLOBALCOM INC                              CL A                 913247508             6,079,142               716,880 SHS
VIACOM INC.                                      CL B                 925524308             3,159,856                71,200 SHS
WEBMD CORP                                       COM                  94769M105             3,656,233               406,700 SHS
WESTERN GAS RES INC                              COM                  958259103             3,359,475                71,100 SHS
WHEELING PITTSBURGH CORP.                        COM NEW              963142302             1,302,960                53,400 SHS
XEROX CORP                                       COM                  984121103             6,880,680               498,600 SHS
XEROX CORP                                       COM                  984121103             5,442,720               394,400 CALLS


                             ** TABLE CONTINUED **

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2003

                                                      ITEM 6:                                                    ITEM 8:
                                              INVESTMENT DISCRETION                                     VOTING AUTHORITY SHARES
                                                   (b) Shares                         ITEM 7:
    ITEM 1:                                         as Defined      (c) Shared       Managers
 Name of Issuer                   (a) Sole        in Instr. V        Other        See Instr. V    (a) Sole   (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES                     X                                                               X
ACCENTURE LTD.                        X                                                               X
EVEREST RE GROUP LTD.                 X                                                               X
GLOBALSANTAFE CORP                    X                                                               X
AVX CORP NEW                          X                                                               X
ABITIBI CONSOLIDATED INC.             X                                                               X
ACTIVCARD CORP.                       X                                                               X
ALCOA INC                             X                                                               X
AMAZON COM INC                        X                                                               X
ARRIS GROUP                           X                                                               X
AVANEX CORP.                          X                                                               X
BJ SERVICES                           X                                                               X
BAKER HUGHES                          X                                                               X
BARRICK GOLD                          X                                                               X
BOISE CASCADE                         X                                                               X
BRISTOL MYERS SQUIBB CO               X                                                               X
BURLINGTON RES INC                    X                                                               X
CSX CORP                              X                                                               X
CISCO SYS INC                         X                                                               X
COLGATE-PALMOLIVE                     X                                                               X
COMCAST CORP NEW                      X                                                               X
COMMSCOPE INC                         X                                                               X
CONSOL ENERGY INC.                    X                                                               X
COOPER CAMERON CORP.                  X                                                               X
COSTCO WHOLESALE COR                  X                                                               X
CREDENCE SYS                          X                                                               X
DADE BEHRING INC.                     X                                                               X
COX COMMUNICATIONS                    X                                                               X
DEERE & CO.                           X                                                               X
DELL COMPUTER CORP.                   X                                                               X
DELL COMPUTER CORP.                   X                                                               X
DELTA AND PINE LAND CO.               X                                                               X
DIAGEO PLC                            X                                                               X
DIAMOND OFFSHORE DRILLING             X                                                               X
DIAMONDS TR                           X                                                               X
DIEBOLD INC                           X                                                               X
DOW CHEMICAL                          X                                                               X
FEDERAL HOME LOAN MTG                 X                                                               X
GEMSTAR-TV GUIDE                      X                                                               X
GOODRICH CORP                         X                                                               X
GRAFTECH   INTL.                      X                                                               X
HEWLETT PACKARD                       X                                                               X
HONEYWELL INTL INC                    X                                                               X
IDT CORP                              X                                                               X
IKON OFFICE SOLUTIONS                 X                                                               X
INSPIRE PHARMACEUTICALS               X                                                               X
INTL BUSINESS MACHIN                  X                                                               X
JOHNSON & JOHNSON                     X                                                               X
JOY GLOBAL INC.                       X                                                               X
KFX INC.                              X                                                               X
LAMAR ADVERTISING CO.                 X                                                               X
LIBERTY MEDIA CORP.                   X                                                               X
MASSEY ENERGY CO.                     X                                                               X
MELLON FINANCIAL                      X                                                               X
MICROSOFT CORP                        X                                                               X
MICRON TECHNOLOGY INC                 X                                                               X
MURPHY OIL CORP.                      X                                                               X
NASDAQ 100 TR                         X                                                               X
NATIONWIDE FINCL SERVICES             X                                                               X

NET2PHONE INC.                        X                                                               X
NOKIA CORP.                           X                                                               X
NORFOLK SOUTHERN                      X                                                               X
OIL SERVICE HOLDERS                   X                                                               X
ORACLE CORP                           X                                                               X
PARAMETRIC TECHNOLOGY                 X                                                               X
PHARMA HOLDERS                        X                                                               X
ROWAN COMPANIES INC.                  X                                                               X
RYERSON TULL INC NEW                  X                                                               X
SBC COMMUNICATIONS                    X                                                               X
ST JUDE MED INC                       X                                                               X
SCHERING PLOUGH CORP.                 X                                                               X
SCHLUMBERGER LTD                      X                                                               X
SEEBEYOND TECH CORP                   X                                                               X
SUN MICROSYSTEMS                      X                                                               X
SYMBOL TECHNOLOGIES INC.              X                                                               X
TEXAS INSTR                           X                                                               X
THREE COM CORP                        X                                                               X
TIME WARNER                           X                                                               X
TYCO INTL LTD NEW                     X                                                               X
USX US STEEL GROUP                    X                                                               X
US AIRWAYS GROUP                      X                                                               X
UNITEDGLOBALCOM INC                   X                                                               X
VIACOM INC.                           X                                                               X
WEBMD CORP                            X                                                               X
WESTERN GAS RES INC                   X                                                               X
WHEELING PITTSBURGH CORP.             X                                                               X
XEROX CORP                            X                                                               X
XEROX CORP                            X                                                               X



                             ** TABLE COMPLETE **